Related party transactions (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended			12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2011	Sep. 30, 2010	Dec. 31, 2008
Related party transactions
Income				$ 1,359	$ 943	$ 288
Expense				1,732	1,564	892
Sales of ores and metals	13,015	14,783	13,021	53,200	39,422	19,502
Cost of ore and metals	4,699	4,737	4,258	17,898	13,326	9,853
Revenues from logistic services	420	503	334	1,726	1,465	1,104
Cost of logistic services	346	391	285	1,402	1,040	779
Sales of aluminum products			691	383	2,554	2,050
Cost of aluminum products			565	289	2,108	2,087
Financial income	139	188	117	718	290	381
Financial expenses	(547)	(822)	(926)	(2,465)	(2,646)	(1,558)
Loans payable	91		2	91	2
Cash and cash equivalents	3,531	7,565	7,584	3,531	7,584	7,293	13,227	9,723	10,331
Related parties
Related party transactions
Sales of ores and metals				1,337	910	233
Cost of ore and metals				952	785	193
Revenues from logistic services				16	23	26
Cost of logistic services				759	603	457
Cost of aluminum products				18	156	210
Financial income				6	10	29
Financial expenses				(3)	(20)	(32)
Companhia Nipo-Brasileira de Pelotizacao - NIBRASCO
Related party transactions
Income						29
Expense				151	149	47
Samarco Mineracao SA
Related party transactions
Income				511	448	97
Companhia Italo-Brasileira de Pelotizacao - ITABRASCO
Related party transactions
Expense				150	50	18
Companhia Hispano-Brasileira de Pelotizacao - HISPANOBRAS
Related party transactions
Income				729	462	85
Expense				521	513	75
Companhia Coreano-Brasileira de Pelotizacao - KOBRASCO
Related party transactions
Expense				98	117	29
Usinas Siderurgicas de Minas Gerais SA - USIMINAS
Related party transactions
Income						46
Mineracao Rio Norte SA
Related party transactions
Expense					156	210
MRS Logistica SA
Related party transactions
Income				16	16	12
Expense				759	561	484
Others
Related party transactions
Income				103	17	19
Expense				53	18	29
Banco Nacional de Desevolvimento Social
Related party transactions
Loans payable	2,954			2,954
Interest expenses				138
BNDES Participacoes S.A
Related party transactions
Loans payable	902			902
Interest expenses				57
Banco Bradesco S.A.
Related party transactions
Cash and cash equivalents	16			16
Amount of effect of operations in results				$ 73